Mineral exploration and project evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mineral Exploration And Project Evaluation
Mineral exploration	$ (61,986)	$ (55,594)	$ (38,519)
Project evaluation	(36,876)	(29,449)	(18,682)
Mineral exploration and Project development	$ (98,862)	$ (85,043)	$ (57,201)